TAXES ON INCOME (Reconciliation of Income Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Loss before taxes on income, net, as reported in the statements of operations from continuing operations	$ (5,701)	$ (4,722)	$ (1,636)
Tax rates	25.00%	26.50%	26.50%
Theoretical tax benefit	$ (1,425)	$ (1,251)	$ (434)
Non - deductible expenses	1,175	1,255	156
Loss and timing differences for which no deferred tax was provided	(334)	209	297
Tax adjustment in respect of different tax rate of subsidiaries	75	(49)	34
Changes in provision for uncertain tax positions	2	30	1
Taxes on income, net, as reported in the statements of operations	$ (507)	$ 194	$ 54